INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2021	2020

Statutory tax rate	27.00%	27.00%

Loss before taxes	3,708,888	2,033,357

Income tax recovery calculated at statutory rate	1,001,400	549,006

Non-deductible expenditures	(335,976)	(151,318)
Flow-through premium	242,266	34,659
Other	218,046	149,972
Unrecognized tax benefit	(1,125,736)	(582,319)

INCOME TAX	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2021	2020
	$	$
Deferred tax assets:
Operating losses carried forward	7,153,971	5,978,083
Share issuance costs	703,456	564,935
Other items	403,439	253,319

DEFERRED TAX ASSET	8,260,866	6,796,337

Deferred tax liabilities
Mineral property interests	1,999,946	927,624
Marketable securities	96,647	47,042

DEFERRED TAX LIABILITY	2,096,593	974,666

Unrecognized Deferred tax assets	6,170,273	5,821,671

UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,170,273	5,821,671